Exhibit 1

Stonemont Portfolio Trust 2017-STONE

Commercial Mortgage Pass-Through Certificates, Series 2017-STONE

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Barclays Bank PLC

Barclays Capital Inc.

30 August 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re: Stonemont Portfolio Trust 2017-STONE Commercial Mortgage Pass-Through Certificates, Series 2017-STONE (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Stonemont Portfolio Trust 2017-STONE securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 August 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in Stonemont Portfolio Trust 2017-STONE (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of three componentized promissory notes issued by WIM DG Portfolio Owner, LLC, WIM FMB Portfolio Owner, LLC and WIM Core Portfolio Owner, LLC (collectively, the “Borrowers”), evidencing a floating-rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee simple interests (or in one case, leasehold interest) in 95 office, industrial and retail properties (collectively, the “Properties”) located in 20 states and
d.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”) which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 15 September 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term and
ii.	Original Mezz Loan Term

of the Mortgage Loan and Mezzanine Loans, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term and
c.	Original Mezz Loan Term

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity and
ii.	Remaining Mezz Loan Term to Maturity

of the Mortgage Loan and Mezzanine Loans, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	For the Mortgage Loan and Mezzanine Loans, the mortgage loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term,
ii.	Original Mezz Loan Amortization Term,
iii.	Remaining Mortgage Loan Amortization Term and
iv.	Remaining Mezz Loan Amortization Term

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Mezz Loan Term” of the Mezzanine Loans, as shown on the Final Data File, for the “Mezz Loan IO Period” characteristic on the Final Data File,
d.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”),
e.	Use the “Original Allocated Mezzanine A Loan Balance” of the Mezzanine A Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mezzanine A Loan Balance”) and
ii.	Principal balance of the Mezzanine A Loan and each Property as of the “Initial Maturity Date” of the Mezzanine A Loan (the “Maturity Allocated Mezzanine A Loan Balance”) and
f.	Use the “Original Allocated Mezzanine B Loan Balance” of the Mezzanine B Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mezzanine B Loan Balance”) and
ii.	Principal balance of the Mezzanine B Loan and each Property as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Maturity Allocated Mezzanine B Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Cut-off Date Allocated Mortgage Loan Balance,
e.	Cut-off Date Allocated Mezzanine A Loan Balance,
f.	Cut-off Date Allocated Mezzanine B Loan Balance,
g.	Maturity Allocated Mortgage Loan Balance,
h.	Maturity Allocated Mezzanine A Loan Balance and
i.	Maturity Allocated Mezzanine B Loan Balance

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-off Date Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Mortgage Loan Balance” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mezzanine A Loan Margin,
b.	Mezzanine B Loan Margin,
c.	Original Allocated Mezzanine A Loan Balance and
d.	Original Allocated Mezzanine B Loan Balance

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the “Weighted Average Mezzanine Loan Margin” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine A Loan Margin,
c.	Mezzanine B Loan Margin,
d.	Original Allocated Mortgage Loan Balance,
e.	Original Allocated Mezzanine A Loan Balance and
f.	Original Allocated Mezzanine B Loan Balance

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12.	Using the:
a.	Mortgage Loan Margin,
b.	Weighted Average Mezzanine Loan Margin,
c.	Total Debt Margin,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.2400% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR),
ii.	Weighted Average Mezzanine Loan Interest Rate (At Assumed LIBOR) and
iii.	Total Debt Interest Rate (At Assumed LIBOR)

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Mortgage Loan Margin,
b.	Weighted Average Mezzanine Loan Margin,
c.	Total Debt Margin and
d.	LIBOR Cap

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR CAP),
ii.	Weighted Average Mezzanine Loan Interest Rate (At LIBOR CAP) and
iii.	Total Debt Interest Rate (At LIBOR CAP)

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 14., we recalculated the:

i.	Annual Mortgage Loan Debt Service and
ii.	Monthly Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

15.	Using the:
a.	Original Allocated Total Debt Balance,
b.	Total Debt Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 15., we recalculated the:

i.	Total Debt Annual Debt Service and
ii.	Total Debt Monthly Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Annual Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Original Allocated Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Monthly Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the “Total Debt Annual Debt Service.”

Attachment A Page 7 of 9

16.	Using the:
a.	Annualized In-Place NOI as of September 2017,
b.	Underwritten NOI,
c.	Underwritten Net Cash Flow,
d.	Annual Mortgage Loan Debt Service,
e.	Cut-off Date Allocated Mortgage Loan Balance,
f.	Maturity Allocated Mortgage Loan Balance,
g.	As-Is Appraised Value and
h.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan In-place NOI DSCR,
ii.	Mortgage Loan Underwritten NOI DSCR,
iii.	Mortgage Loan Underwritten NCF DSCR,
iv.	Cut-off Date Mortgage Loan LTV,
v.	Maturity Date Mortgage Loan LTV,
vi.	Mortgage Loan In-place NOI DY,
vii.	Mortgage Loan Underwritten NOI DY,
viii.	Mortgage Loan Underwritten NCF DY and
ix.	Cut-off Date Allocated Mortgage Loan Balance Per Square Foot

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan In-place NOI DSCR,” “Mortgage Loan Underwritten NOI DSCR” and “Mortgage Loan Underwritten NCF DSCR” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,” “Mortgage Loan In-place NOI DY,” “Mortgage Loan Underwritten NOI DY” and “Mortgage Loan Underwritten NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 8 of 9

17.	Using the:
a.	Annualized In-Place NOI as of September 2017,
b.	Underwritten NOI,
c.	Underwritten Net Cash Flow,
d.	Total Debt Annual Debt Service,
e.	Cut-off Date Allocated Total Debt Balance,
f.	Maturity Allocated Total Debt Balance,
g.	As-Is Appraised Value and
h.	Units

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt In-place NOI DSCR,
ii.	Total Debt Underwritten NOI DSCR,
iii.	Total Debt Underwritten NCF DSCR,
iv.	Cut-off Date Total Debt LTV,
v.	Maturity Date Total Debt LTV,
vi.	Total Debt In-place NOI DY,
vii.	Total Debt Underwritten NOI DY,
viii.	Total Debt Underwritten NCF DY and
ix.	Cut-off Date Allocated Total Debt Balance Per Square Foot

of the Total Debt associated with the Mortgage Loan and, with respect to item ix. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt In-place NOI DSCR,” “Total Debt Underwritten NOI DSCR” and “Total Debt Underwritten NCF DSCR” to two decimal places and
b.	Round the “Cut-off Date Total Debt LTV,” “Maturity Date Total Debt LTV,” “Total Debt In-place NOI DY,” “Total Debt Underwritten NOI DY” and “Total Debt Underwritten NCF DY” to the nearest 1/10th of one percent.

18.	Using the “Units” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “% of Total Square Feet” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Units and
b.	Tenant Square Feet

of each Property, both as shown on the Final Data File, we recalculated the “Tenant % of Square Feet” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

20.	Using the:
a.	Primary Servicer Fee Rate and
b.	Master Servicer Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	10 August 2017

Loan Modification Agreement	11 August 2017

Promissory Note	11 August 2017

Mezzanine Promissory Note	11 August 2017

Guaranty Agreement	11 August 2017

Mezzanine A Loan Agreement (see Note 1)	10 August 2017

Mezzanine B Loan Agreement (see Note 1)	11 August 2017

Mortgage Loan Interest Rate Cap Agreement (see Note 2)	10 August 2017

Mezzanine A Loan Interest Rate Cap Agreement (see Note 2)	10 August 2017

Mezzanine B Loan Interest Rate Cap Agreement (see Note 2)	10 August 2017

Bloomberg Screenshot for LIBOR Cap provider rating (M/S&P)	12 July 2017

Closing Statement	10 August 2017

Non-Consolidation Opinion	11 August 2017

Cash Management Agreement	11 August 2017

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Phase I Environmental Reports	1 August 2017

Environmental Insurance Review	10 August 2017

Engineering Reports	Various

Seismic Reports	1 August 2017

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwritten Rent Roll	Not Dated

Underwriter’s Summary Report	Not Dated

Lease Agreements	Various

Bloomberg Screenshot for Credit Rating (M/F/S)	Various

Pro Forma Title Policies	Various

Building A Ground Lease Estoppel (see Note 3)	21 July 2017

Building C Ground Lease Estoppel (see Note 3)	21 July 2017

Property Management Agreement	10 August 2017

Notes:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreement.”
2.	The mortgage loan interest rate cap agreement, mezzanine A loan interest rate cap agreement and mezzanine B loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreement.”
3.	The building A ground lease estoppel and building B ground lease estoppel Source Documents are hereinafter referred to collectively as the “Ground Lease Estoppel.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.gov)
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-type	Appraisal Report
Property Class (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

As-Is Appraised Value (see Note 3)	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 3)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Phase II Recommended (see Note 4)	Environmental Insurance Review
Environmental Insurance (see Note 4)	Environmental Insurance Review
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone (see Note 5)	Seismic Report
Seismic PML % (see Note 5)	Seismic Report
Seismic Report Date (see Note 5)	Seismic Report

Major Tenant Information:

Characteristic	Source Document(s)

Single Tenant	Underwritten Rent Roll
Tenant Name	Underwritten Rent Roll
Tenant Square Feet	Underwritten Rent Roll
Tenant Lease Expiration Date	Underwritten Rent Roll or Lease Agreement
Credit Rating (M/F/S)	Bloomberg Screenshot for Credit Rating (M/F/S)

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (see Note 6)

Characteristic	Source Document

Annualized In-Place NOI as of September 2017	Underwriter’s Summary Report
Underwritten Rents in Place	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Closing Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Closing Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Reserves Escrow	Closing Statement
Monthly Replacement Reserves Escrow	Mortgage Loan Agreement
Initial Rollover Escrow	Closing Statement
Monthly Rollover Escrow	Mortgage Loan Agreement
Initial Environmental Escrow	Closing Statement
Other Escrow Initial Deposit	Closing Statement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 7

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Original Allocated Mezzanine A Loan Balance	Mezzanine A Loan Agreement
Original Allocated Mezzanine B Loan Balance	Mezzanine B Loan Agreement
Origination Date (see Note 7)	Promissory Note and Mezzanine Promissory Note
Payment Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 7 and 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Rounding Methodology (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap after Extension (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap provider rating (M/S&P)	Bloomberg Screenshot for LIBOR Cap provider rating (M/S&P)
Rate Type (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine A Loan Margin	Mezzanine A Loan Agreement
Mezzanine B Loan Margin	Mezzanine B Loan Agreement
Prepayment String	Mortgage Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management Account (If applicable)	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Ownership Interest	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Estoppel
Future Debt Permitted	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State / Province

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For each Property which has the “Property Sub-type” characteristic as “Freestanding” on the Preliminary Data File, the Depositor instructed us to use “Freestanding Dollar General” for the “Property Class” characteristic.

For the Property identified on the Preliminary Data File as “First Midwest Bank - McHenry, IL - N. Richmond,” the Depositor instructed us to use “B” for the “Property Class” characteristic.

3.	For the Property identified on the Preliminary Data File as “Motorola Solutions, Inc.” (the “Motorola Solutions, Inc. Property”), the Depositor provided two appraisal report Source Documents representing two separate properties that the Depositor indicated comprise the Motorola Solutions, Inc. Property, which indicate a (i) $59,300,000 “as-is” appraised value and (ii) $34,400,000 “as-is” appraised value, respectively, both as of 7 June 2017. For the Motorola Solutions, Inc. Property, the Depositor instructed us to use (i) the sum of the two “as-is” appraised values, as shown in the respective appraisal report Source Documents, for the “As-Is Appraised Value” characteristic and (ii) “06/07/17” for the “Date of Appraisal (Valuation Date)” characteristic.

4.	For the purpose of comparing the “Phase II Recommended” and “Environmental Insurance” characteristics, the Depositor instructed us to use “Yes” if the environmental insurance review Source Document indicated the Property was covered under the environmental insurance policy. The Depositor instructed us to use “No” if the environmental insurance review Source Document did not indicate the Property was covered under the environmental insurance policy.

5.	The Depositor instructed us to perform procedures on the:
a.	Seismic Zone,
b.	Seismic PML % and
c.	Seismic Report Date

characteristics only for Properties where we received a seismic report Source Document.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

7.	For the purpose of comparing the:
a.	Origination Date,
b.	Payment Date,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options,
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Extension Test Description,
i.	Extension Spread Increase (Yes/No),
j.	Extension Spread Increase Description,
k.	Payment Grace Period Event of Default,
l.	Payment Grace Period Event of Late Fee,
m.	Balloon Grace Period Event of Default,
n.	Balloon Grace Period Event of Late Fee,
o.	Interest Accrual Period Start,
p.	Interest Accrual Period End,
q.	Interest Rate Adjustment Frequency,
r.	LIBOR Rounding Methodology,
s.	LIBOR Lookback Days,
t.	LIBOR Floor,
u.	LIBOR Cap after Extension,
v.	Rate Type,
w.	Amortization Type and
x.	Accrual Basis

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents for each of the characteristics listed in a. through x. above.

8.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Documents, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

9.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document currently requires tenants (or the property manager) to pay rent or other income directly to the lockbox account.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, funds in the lockbox account are transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, funds in the lockbox account are transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

IDs
Property No.
Property Name
Property Count
Loan Purpose
Other Escrow Type
Substitution Provision Description
Occupancy Date
Investment Grade
Future Debt Description
Sponsors
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.